Share warrant obligation - Fair value of Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share warrant obligation
Starting share price		$ 4.63
Expected warrant life (years)		3 years 8 months 12 days
CGU Lightmap LLC
Share warrant obligation
Discount to the peer multiples to EV/Bookings	30.00%
Discount to the peer multiples to EV/EBITDA	2.00%